Intangible and other assets (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Intangible and other assets [Abstract]
Pension asset	1,662		0
Deferred and long-term receivables	109		87
Intangible assets	59	[1]	57	[1]
Investments	57	[2]	30	[2]
Other	72		75
Total intangible and other assets	1,959		249
Investments [Abstract]
Investments, equity method	46		20
Investments, cost method	11		10

[1]	Intangible assets consist mainly of customer contracts and relationships assumed through past acquisitions.
[2]	As at December 31, 2013, the Company had $46 million ($20 million as at December 31, 2012) of investments accounted for under the equity method and $11 million ($10 million as at December 31, 2012) of investments accounted for under the cost method.